Maturity of Financial Assets and Liabilities (Details) - Schedule of the Maturities of Assets and Liabilities - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	$ 67,874,573	$ 68,015,548
Financial liabilities	60,780,717	61,668,037
Book value, assets	714,397	596,720
Subordinated bond	1,948,493	1,910,697
Impairment on debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	(1,222,458)	(1,192,690)
Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,068,216	497,110
Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	14,075,590	14,260,609
Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	16,493,783	17,098,625
Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,755,243	276,588
Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	3,434,237	4,337,947
Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	224,321	200,541
Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,541,061	1,832,345
Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,975,644	2,695,560
Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,185,633	572,552
Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	5,525,242	5,176,005
Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	427,983	153,087
Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	68,176	31,282
Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	39,642,246	40,099,872
Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	2,075,671	1,847,101
On Demand
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	6,754,480	5,913,254
Financial liabilities	16,713,133	16,921,074
On Demand | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,068,216	497,110
On Demand | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,975,644	2,695,560
On Demand | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,185,633	572,552
Up to 1 month
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	4,259,543	5,043,144
Financial liabilities	11,261,914	10,204,839
Up to 1 month | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Up to 1 month | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Up to 1 month | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 1 and 3 months
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	4,200,405	3,820,628
Financial liabilities	6,494,222	5,433,336
Between 1 and 3 months | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Between 1 and 3 months | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 1 and 3 months | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 3 and 12 months
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	7,865,605	8,144,429
Financial liabilities	10,515,747	10,344,648
Between 3 and 12 months | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Between 3 and 12 months | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 3 and 12 months | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 1 and 3 years
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	15,588,716	13,247,624
Financial liabilities	5,642,691	7,613,576
Between 1 and 3 years | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Between 1 and 3 years | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 1 and 3 years | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 3 and 5 years
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	10,503,433	11,607,074
Financial liabilities	3,367,528	3,383,668
Between 3 and 5 years | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Between 3 and 5 years | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Between 3 and 5 years | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
More than 5 years
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	18,702,391	20,239,395
Financial liabilities	6,785,482	7,766,896
More than 5 years | Cash items in process of being cleared
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
More than 5 years | Cash and deposits in banks
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
More than 5 years | Cash items in process of collection
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets for trading at FVTPL | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	11,140,969	13,153,398
Financial assets for trading at FVTPL | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	714,628	329,327
Financial assets for trading at FVTPL | On Demand | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets for trading at FVTPL | On Demand | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets for trading at FVTPL | Up to 1 month | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	725,018	701,349
Financial assets for trading at FVTPL | Up to 1 month | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets for trading at FVTPL | Between 1 and 3 months | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,132,620	748,363
Financial assets for trading at FVTPL | Between 1 and 3 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	41,834	642
Financial assets for trading at FVTPL | Between 3 and 12 months | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,892,284	2,088,541
Financial assets for trading at FVTPL | Between 3 and 12 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets for trading at FVTPL | Between 1 and 3 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,207,019	3,378,110
Financial assets for trading at FVTPL | Between 1 and 3 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	254,684	139,231
Financial assets for trading at FVTPL | Between 3 and 5 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,031,532	2,105,419
Financial assets for trading at FVTPL | Between 3 and 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	227,280	108,429
Financial assets for trading at FVTPL | More than 5 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	3,152,496	4,131,616
Financial assets for trading at FVTPL | More than 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	190,830	81,025
Financial assets at FVOCI | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	3,598,366	2,687,485
Financial assets at FVOCI | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	296,249	76,067
Financial assets at FVOCI | On Demand | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at FVOCI | On Demand | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,784	391
Financial assets at FVOCI | Up to 1 month | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	180,132	696,961
Financial assets at FVOCI | Up to 1 month | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	8,062	2,687
Financial assets at FVOCI | Between 1 and 3 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	39,849	204
Financial assets at FVOCI | Between 1 and 3 months | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	16,124	5,374
Financial assets at FVOCI | Between 3 and 12 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	390,071	504,208
Financial assets at FVOCI | Between 3 and 12 months | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	36,604	20,967
Financial assets at FVOCI | Between 1 and 3 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,762,028	370,657
Financial assets at FVOCI | Between 1 and 3 years | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	55,639	27,253
Financial assets at FVOCI | Between 3 and 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	961,933	426,511
Financial assets at FVOCI | Between 3 and 5 years | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	16,972	3,689
Financial assets at FVOCI | More than 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	264,353	688,944
Financial assets at FVOCI | More than 5 years | Other financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	161,064	15,706
Financial assets at amortised cost | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	5,526,387	5,177,079
Financial assets at amortised cost | Debt financial instruments | Impairment on debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	(1,145)	(1,074)
Financial assets at amortised cost | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets		153,135
Financial assets at amortised cost | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	428,146
Financial assets at amortised cost | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	68,178	31,283
Financial assets at amortised cost | Interbank loans | Impairment on debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	2	1
Financial assets at amortised cost | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	40,864,702	41,292,561
Financial assets at amortised cost | Loans and account receivable from customers | Impairment on debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Book value, assets	1,222,456	1,192,689
Financial assets at amortised cost | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,075,671	1,847,101
Financial assets at amortised cost | On Demand | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at amortised cost | On Demand | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets		0
Financial assets at amortised cost | On Demand | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | On Demand | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	68,106	31
Financial assets at amortised cost | On Demand | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	1,447,642	797,619
Financial assets at amortised cost | On Demand | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,075,671	1,847,101
Financial assets at amortised cost | Up to 1 month | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at amortised cost | Up to 1 month | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets		153,135
Financial assets at amortised cost | Up to 1 month | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	428,146
Financial assets at amortised cost | Up to 1 month | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	36	31,170
Financial assets at amortised cost | Up to 1 month | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,918,149	3,457,842
Financial assets at amortised cost | Up to 1 month | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at amortised cost | Between 1 and 3 months | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets		0
Financial assets at amortised cost | Between 1 and 3 months | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 months | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	36	82
Financial assets at amortised cost | Between 1 and 3 months | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,969,942	3,065,963
Financial assets at amortised cost | Between 1 and 3 months | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 12 months | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0	0
Financial assets at amortised cost | Between 3 and 12 months | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets		0
Financial assets at amortised cost | Between 3 and 12 months | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 12 months | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 12 months | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	5,546,646	5,530,713
Financial assets at amortised cost | Between 3 and 12 months | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,594,154	639,842
Financial assets at amortised cost | Between 1 and 3 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets		0
Financial assets at amortised cost | Between 1 and 3 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 years | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 1 and 3 years | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	8,715,192	8,692,531
Financial assets at amortised cost | Between 1 and 3 years | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	2,603,922	4,252,887
Financial assets at amortised cost | Between 3 and 5 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets		0
Financial assets at amortised cost | Between 3 and 5 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 5 years | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | Between 3 and 5 years | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	4,661,794	4,710,139
Financial assets at amortised cost | Between 3 and 5 years | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | More than 5 years | Debt financial instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	328,311	284,350
Financial assets at amortised cost | More than 5 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets		0
Financial assets at amortised cost | More than 5 years | Rights under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | More than 5 years | Interbank loans
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial assets at amortised cost | More than 5 years | Loans and account receivable from customers
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	14,605,337	15,037,754
Financial assets at amortised cost | More than 5 years | Guarantee deposits (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Total financial assets	0
Financial liabilities for trading at FVTPL | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	11,500,024	13,053,418
Financial liabilities for trading at FVTPL | On Demand | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities for trading at FVTPL | Up to 1 month | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	789,194	572,712
Financial liabilities for trading at FVTPL | Between 1 and 3 months | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,274,609	722,143
Financial liabilities for trading at FVTPL | Between 3 and 12 months | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,113,806	1,914,050
Financial liabilities for trading at FVTPL | Between 1 and 3 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,414,508	3,734,434
Financial liabilities for trading at FVTPL | Between 3 and 5 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,745,432	2,067,825
Financial liabilities for trading at FVTPL | More than 5 years | Financial derivative contracts and hedge contracts
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	3,162,475	4,042,254
Financial liabilities at amortised cost | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	14,075,590	14,260,609
Financial liabilities at amortised cost | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	16,493,783	17,098,625
Financial liabilities at amortised cost | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,755,243	276,588
Financial liabilities at amortised cost | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	3,434,237	4,337,947
Financial liabilities at amortised cost | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	7,699,100	8,133,275
Financial liabilities at amortised cost | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	224,321	200,541
Financial liabilities at amortised cost | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	40,649	66,882
Financial liabilities at amortised cost | Regulatory capital instrument
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,948,493	1,910,697
Financial liabilities at amortised cost | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,541,061	1,832,345
Financial liabilities at amortised cost | On Demand | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	14,075,590	14,260,609
Financial liabilities at amortised cost | On Demand | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	286,207
Financial liabilities at amortised cost | On Demand | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	28,266	44,803
Financial liabilities at amortised cost | On Demand | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Regulatory capital instrument
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | On Demand | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,541,061	1,832,345
Financial liabilities at amortised cost | Up to 1 month | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Up to 1 month | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	7,731,868	7,900,056
Financial liabilities at amortised cost | Up to 1 month | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,180,874	276,588
Financial liabilities at amortised cost | Up to 1 month | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	289,677	482,959
Financial liabilities at amortised cost | Up to 1 month | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	45,980	771,983
Financial liabilities at amortised cost | Up to 1 month | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	224,321	200,541
Financial liabilities at amortised cost | Up to 1 month | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Up to 1 month | Regulatory capital instrument
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Up to 1 month | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	3,692,751	4,047,333
Financial liabilities at amortised cost | Between 1 and 3 months | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	574,369	0
Financial liabilities at amortised cost | Between 1 and 3 months | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	275,757	368,147
Financial liabilities at amortised cost | Between 1 and 3 months | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	676,736	295,713
Financial liabilities at amortised cost | Between 1 and 3 months | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Regulatory capital instrument
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 months | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 12 months | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 12 months | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	4,601,006	4,369,825
Financial liabilities at amortised cost | Between 3 and 12 months | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 12 months | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,949,788	2,469,277
Financial liabilities at amortised cost | Between 3 and 12 months | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,642,349	1,578,811
Financial liabilities at amortised cost | Between 3 and 12 months | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 12 months | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	6,629	12,685
Financial liabilities at amortised cost | Between 3 and 12 months | Regulatory capital instrument
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	202,169	0
Financial liabilities at amortised cost | Between 3 and 12 months | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 years | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 years | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	435,105	464,268
Financial liabilities at amortised cost | Between 1 and 3 years | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 years | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	659,092	868,932
Financial liabilities at amortised cost | Between 1 and 3 years | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,995,136	2,320,666
Financial liabilities at amortised cost | Between 1 and 3 years | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 1 and 3 years | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	14,751	24,210
Financial liabilities at amortised cost | Between 1 and 3 years | Regulatory capital instrument
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	124,099	201,066
Financial liabilities at amortised cost | Between 1 and 3 years | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 5 years | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 5 years | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	322	371
Financial liabilities at amortised cost | Between 3 and 5 years | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 5 years | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	223,890	0
Financial liabilities at amortised cost | Between 3 and 5 years | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,205,230	1,168,681
Financial liabilities at amortised cost | Between 3 and 5 years | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | Between 3 and 5 years | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	11,276	15,583
Financial liabilities at amortised cost | Between 3 and 5 years | Regulatory capital instrument
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	181,378	131,208
Financial liabilities at amortised cost | Between 3 and 5 years | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | More than 5 years | Deposits and other demand liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | More than 5 years | Time deposits and other time liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	32,731	30,565
Financial liabilities at amortised cost | More than 5 years | Obligations under repurchase agreements
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | More than 5 years | Interbank borrowings
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	7,767	103,829
Financial liabilities at amortised cost | More than 5 years | Issued debt instruments
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	2,133,669	1,997,421
Financial liabilities at amortised cost | More than 5 years | Other financial liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities at amortised cost | More than 5 years | Lease liabilities
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	7,993	14,404
Financial liabilities at amortised cost | More than 5 years | Regulatory capital instrument
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	1,440,847	1,578,423
Financial liabilities at amortised cost | More than 5 years | Guarantees received (margin accounts)
Schedule of the Maturities of Assets and Liabilities [Line Items]
Financial liabilities	$ 0	$ 0